UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2012





[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

 ======================================================

        SEMIANNUAL REPORT
        USAA TREASURY MONEY MARKET TRUST(R)
        NOVEMBER 30, 2012

 ======================================================

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

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PRESIDENT'S MESSAGE

"DESPITE SOME SIGNS OF IMPROVEMENT, THE U.S.       [PHOTO OF DANIEL S. McNAMARA]
ECONOMY REMAINS FRAGILE."

--------------------------------------------------------------------------------

DECEMBER 2012

Despite considerable political and economic uncertainty, investor sentiment was generally positive during the reporting period. Equities performed exceptionally well, with international stocks leading the way. Riskier fixed-income asset classes, such as investment-grade bonds and high-yield bonds, also posted solid gains. The municipal bond market extended its rally, continuing to generate strong returns.

Given the state of the global economy, these results might seem surprising. Although emerging economies strengthened during the reporting period, global economic conditions deteriorated. Europe was in recession, growth was slowing in China, and the U.S. recovery was progressing in fits and starts. But investors were optimistic, in my opinion, because they anticipated additional stimulative action by global central banks. And indeed, the sluggish U.S. recovery prompted the Federal Reserve (the Fed) to announce in September a third round of quantitative easing (QE3) in which it made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also said that it planned to keep short-term interest rates in a range between zero and 0.25% until at least mid-2015. According to Fed chairman Ben Bernanke, the Fed was seeking to push stock prices higher and boost the housing market in an aggressive effort to increase consumer and business confidence and ultimately spending.

The European Central Bank previously had announced a quantitative easing program of its own, extending a number of its liquidity operations to help the financial markets deal with the effects of the European sovereign debt crisis. This action also would give European Union (EU) policymakers time to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. Nevertheless, a lasting solution is yet to be found and major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

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

================================================================================

Meanwhile, in the United States, the 2012 election campaign built to a crescendo. Ultimately, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acts, $600 to $700 billion in tax hikes and spending cuts will take effect on January 1, 2013. At the time of this writing, negotiations were still ongoing and I am guardedly optimistic that some kind of agreement will be reached before the deadline. Whatever happens, I expect higher taxes and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. Though we have been encouraged by the strengthening housing market, U.S. economic data continues to be a mixed bag, with positive news frequently offset by negative reports. Furthermore, I think the economy has yet to feel the full impact of Hurricane Sandy. I am troubled also about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero. Many companies reduced their capital expenditures during 2012 because of political and economic uncertainties.

At the time of this writing, we favored emerging markets stocks and precious metals. Though emerging markets equities are likely to be volatile in the short term, they should benefit over the long run from strong earnings growth, largely because of demographic trends in the developing world. As for precious metals, we believe they may add value to a long-term hedging strategy which seeks to minimize the effects of rising inflation.

At USAA Asset Management Company, we believe we have some of the finest investment professionals in the industry managing your investments. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            4

FINANCIAL INFORMATION

   Portfolio of Investments                                                    8

   Notes to Portfolio of Investments                                           9

   Financial Statements                                                       10

   Notes to Financial Statements                                              13

EXPENSE EXAMPLE                                                               21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TREASURY MONEY MARKET TRUST (THE FUND) PROVIDES INVESTORS MAXIMUM CURRENT INCOME WHILE MAINTAINING THE HIGHEST DEGREE OF SAFETY AND LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in U.S. government securities with maturities of 397days or less, which include U.S. Treasury bills, notes, and bonds; repurchase agreements collateralized by such obligations; and other obligations of the U.S. Treasury. The 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

TONY ERA
USAA Asset Management Company                                [PHOTO OF TONY ERA]

--------------------------------------------------------------------------------

o HOW DID THE USAA TREASURY MONEY MARKET TRUST (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   For the reporting period ended November 30, 2012, the Fund had a total return of 0.00%. This compares to an average return of 0.00% for similar Treasury and repurchase agreement (repo) money market funds tracked by iMoneyNet, Inc. As of November 30, 2012, the Fund's seven-day yield was 0.00%.

o WHY DID THE FUND AND ITS PEER GROUP PROVIDE NEAR-ZERO RETURNS FOR THE REPORTING PERIOD?

   The Federal Reserve (the Fed) maintained an accommodative monetary policy throughout the reporting period, holding the federal funds target rate between 0% and 0.25%. As a result, yields on money market mutual funds remained at or near 0%.

o  WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   Clear signs of stronger U.S. economic growth remained elusive during the reporting period. In June, as U.S. economic data weakened and

   Refer to page 5 for the iMoneyNet, Inc. definition.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA TREASURY MONEY MARKET TRUST

================================================================================

   unemployment remained elevated, the Fed announced it would extend Operation Twist beyond 2012. (Operation Twist was scheduled to conclude on June 30, 2012.) Through Operation Twist, the Fed sought to push down long-term interest rates by selling shorter-maturity bonds in its portfolio of securities and buying longer-term bonds. The Fed also launched a third round of quantitative easing with the stated objective of boosting growth and reducing unemployment. It also announced that it would hold short-term rates near zero at least through 2015.

o  HOW DID YOU INVEST IN THIS EXTRAORDINARY LOW-RATE ENVIRONMENT?

   In keeping with our investment approach, we continued to invest in maturities of 397 days or less that are backed by the full faith and credit of the U.S. government. Yields remained exceptionally low during the reporting period as the Fed maintained its accommodative monetary policy. As a result, we saw little value in extending the weighted-average maturity of portfolio investments. We focused our purchases on short-term repurchase agreements.

o  WHAT IS YOUR OUTLOOK?

   We expect the U.S. economy to continue on its path of slow recovery. The Fed has said it intends to keep short-term interest rates extremely low for an extended period. Under the circumstances, and until we see signs of sustainable economic growth and a steady reduction in the rate of unemployment, we do not plan to alter our current strategy in favor of extending the weighted-average maturity of portfolio investments. We will continue to do what we have always done -- to seek maximum current income while maintaining the safety and liquidity of your Fund.

   Thank you for your continued confidence in us.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

INVESTMENT OVERVIEW

USAA TREASURY MONEY MARKET TRUST (Ticker Symbol: UATXX)

--------------------------------------------------------------------------------
                                            11/30/12               5/31/12
--------------------------------------------------------------------------------
Net Assets                               $149.5 Million         $150.3 Million
Net Asset Value Per Share                    $1.00                  $1.00
Dollar-Weighted Average
Portfolio Maturity                           3 Days                 1 Day

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
  5/31/2012-11/30/2012*           1 Year            5 Years           10 Years
          0.00%                    0.00%             0.32%              1.47%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
  1 Year                            5 Years                           10 Years
   0.00%                             0.27%                              1.46%

--------------------------------------------------------------------------------
  7-DAY YIELD AS OF 11/30/12                     EXPENSE RATIO AS OF 5/31/12**
--------------------------------------------------------------------------------
  Subsidized           0.00%                     Before Reimbursement    0.48%
  Unsubsidized        -0.29%                     After Reimbursement     0.08%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, on a temporary basis, to limit the Fund's annual expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which exclude acquired fund fees and expenses.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

4  | USAA TREASURY MONEY MARKET TRUST

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                             USAA TREASURY
                           MONEY MARKET TRUST               iMONEYNET AVERAGE
11/29/2011                        0.00%                           0.01%
12/27/2011                        0.00                            0.00
 1/31/2012                        0.00                            0.00
 2/28/2012                        0.00                            0.00
 3/27/2012                        0.00                            0.01
 4/24/2012                        0.00                            0.01
 5/29/2012                        0.00                            0.01
 6/26/2012                        0.00                            0.01
 7/31/2012                        0.00                            0.01
 8/28/2012                        0.00                            0.01
 9/25/2012                        0.00                            0.01
10/30/2012                        0.00                            0.01
11/27/2012                        0.00                            0.01

                                   [END CHART]

      Data represent the last Tuesday of each month. Ending date 11/27/12.

The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. average for all retail money market funds that hold U.S. Treasuries and repos backed by the U.S. Treasury and all retail money funds that hold 100% in U.S. Treasuries. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                     USAA TREASURY MONEY MARKET TRUST
11/30/02                                        $10,000.00
12/31/02                                         10,008.39
01/31/03                                         10,016.85
02/28/03                                         10,024.10
03/31/03                                         10,031.44
04/30/03                                         10,038.94
05/31/03                                         10,046.69
06/30/03                                         10,053.02
07/31/03                                         10,058.48
08/31/03                                         10,064.04
09/30/03                                         10,068.97
10/31/03                                         10,074.84
11/30/03                                         10,079.79
12/31/03                                         10,085.43
01/31/04                                         10,090.76
02/29/04                                         10,095.38
03/31/04                                         10,100.40
04/30/04                                         10,105.61
05/31/04                                         10,110.06
06/30/04                                         10,115.08
07/31/04                                         10,122.29
08/31/04                                         10,130.19
09/30/04                                         10,139.30
10/31/04                                         10,150.52
11/30/04                                         10,162.45
12/31/04                                         10,176.81
01/31/05                                         10,190.81
02/28/05                                         10,205.98
03/31/05                                         10,224.00
04/30/05                                         10,243.71
05/31/05                                         10,265.09
06/30/05                                         10,286.56
07/31/05                                         10,310.82
08/31/05                                         10,337.00
09/30/05                                         10,365.15
10/31/05                                         10,392.25
11/30/05                                         10,422.18
12/31/05                                         10,456.33
01/31/06                                         10,487.58
02/28/06                                         10,519.69
03/31/06                                         10,558.17
04/30/06                                         10,592.19
05/31/06                                         10,631.19
06/30/06                                         10,672.65
07/31/06                                         10,712.45
08/31/06                                         10,755.53
09/30/06                                         10,798.94
10/31/06                                         10,841.21
11/30/06                                         10,883.62
12/31/06                                         10,930.20
01/31/07                                         10,971.50
02/28/07                                         11,011.49
03/31/07                                         11,057.62
04/30/07                                         11,099.65
05/31/07                                         11,144.39
06/30/07                                         11,188.52
07/31/07                                         11,232.21
08/31/07                                         11,277.20
09/30/07                                         11,313.29
10/31/07                                         11,353.50
11/30/07                                         11,390.28
12/31/07                                         11,418.72
01/31/08                                         11,445.53
02/29/08                                         11,466.16
03/31/08                                         11,481.73
04/30/08                                         11,498.04
05/31/08                                         11,514.38
06/30/08                                         11,528.39
07/31/08                                         11,543.10
08/31/08                                         11,558.67
09/30/08                                         11,568.50
10/31/08                                         11,570.25
11/30/08                                         11,571.36
12/31/08                                         11,571.48
01/31/09                                         11,571.49
02/28/09                                         11,571.49
03/31/09                                         11,571.50
04/30/09                                         11,571.50
05/31/09                                         11,571.51
06/30/09                                         11,571.51
07/31/09                                         11,571.52
08/31/09                                         11,571.52
09/30/09                                         11,571.53
10/31/09                                         11,571.54
11/30/09                                         11,571.54
12/31/09                                         11,571.55
01/31/10                                         11,571.55
02/28/10                                         11,571.56
03/31/10                                         11,571.57
04/30/10                                         11,571.57
05/31/10                                         11,571.58
06/30/10                                         11,571.59
07/31/10                                         11,571.60
08/31/10                                         11,571.60
09/30/10                                         11,571.61
10/31/10                                         11,571.62
11/30/10                                         11,571.62
12/31/10                                         11,571.63
01/31/11                                         11,571.64
02/28/11                                         11,571.64
03/31/11                                         11,571.65
04/30/11                                         11,571.66
05/31/11                                         11,571.67
06/30/11                                         11,571.67
07/31/11                                         11,571.68
08/31/11                                         11,571.69
09/30/11                                         11,571.69
10/31/11                                         11,571.70
11/30/11                                         11,571.71
12/31/11                                         11,571.72
01/31/12                                         11,571.72
02/29/12                                         11,571.73
03/31/12                                         11,571.74
04/30/12                                         11,571.75
05/31/12                                         11,571.76
06/30/12                                         11,571.76
07/31/12                                         11,571.77
08/31/12                                         11,571.78
09/30/12                                         11,571.79
10/31/12                                         11,571.80
11/30/12                                         11,571.80

                                   [END CHART]

                         Data from 11/30/02 to 11/30/12.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview page.

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6  | USAA TREASURY MONEY MARKET TRUST

================================================================================

                       o ASSET ALLOCATION -- 11/30/2012 o

                         [PIE CHART OF ASSET ALLOCATION]

REPURCHASE AGREEMENTS                                               100.2%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

-------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                VALUE
(000)       SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (100.2%)
$20,000     Bank of America Securities, 0.20%, acquired
              11/30/2012 and due on 12/03/2012 at $20,000
              (collateralized by $20,403 of U.S. Treasury, 0.25%(a),
              due 11/30/2014; market value $20,400)                                $ 20,000
 25,000     Credit Suisse First Boston, LLC, 0.21%, acquired
              11/30/2012 and due on 12/03/2012 at $25,000
              (collateralized by $25,535 of U.S. Treasury, 0.25%(a),
              due 5/15/2015; market value $25,504)                                   25,000
 27,000     Credit Suisse First Boston, LLC, 0.22%, acquired
              11/30/2012 and due on 12/03/2012 at $27,000
              (collateralized by $27,560 of U.S. Treasury, 0.14%(b),
              due 5/30/2013; market value $27,541)                                   27,000
 57,755     Deutsche Bank Securities, 0.23%, acquired
              11/30/2012 and due on 12/03/2012 at $57,755
              (collateralized by $58,929 of U.S. Treasury, 0.63%(a),
              due 11/30/2017; market value $58,911)                                  57,755
 20,000     RBS Securities Inc., 0.20%, acquired
              11/30/2012 and due on 12/03/2012 at $20,000
              (collateralized by $19,614 of U.S. Treasury, 1.38-2.25%(a),
              due 7/31/2018-9/30/2018; market value $20,402)                         20,000
                                                                                   --------
            Total Repurchase Agreements (cost: $149,755)                            149,755
                                                                                   --------

            TOTAL INVESTMENTS (COST: $149,755)                                     $149,755
                                                                                   ========

-------------------------------------------------------------------------------------------
($ IN 000s)                               VALUATION HIERARCHY
-------------------------------------------------------------------------------------------
                                   (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                               QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                           IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                  FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
-------------------------------------------------------------------------------------------
Repurchase Agreements                     $-            $149,755             $-    $149,755
-------------------------------------------------------------------------------------------
Total                                     $-            $149,755             $-    $149,755
-------------------------------------------------------------------------------------------

================================================================================

8  | USAA TREASURY MONEY MARKET TRUST

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at November 30, 2012, for federal income tax purposes, was approximately the same as that reported in the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

   (b) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  9

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in repurchase agreements (cost approximates market value)  $149,755
  Receivables:
    Capital shares sold                                                       226
    USAA Asset Management Company (Note 4C)                                     3
    Interest                                                                    1
                                                                         --------
      Total assets                                                        149,985
                                                                         --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                   455
  Accrued management fees                                                      15
  Other accrued expenses and payables                                          33
                                                                         --------
      Total liabilities                                                       503
                                                                         --------
        Net assets applicable to capital shares outstanding              $149,482
                                                                         ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $149,482
                                                                         ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                              149,482
                                                                         ========
  Net asset value, redemption price, and offering price per share        $   1.00
                                                                         ========

See accompanying notes to financial statements.

================================================================================

10  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                          $ 136
                                                                           -----
EXPENSES
  Management fees                                                             94
  Administration and servicing fees                                           75
  Transfer agent's fees                                                       93
  Custody and accounting fees                                                 32
  Postage                                                                      6
  Shareholder reporting fees                                                   7
  Trustees' fees                                                               6
  Registration fees                                                           17
  Professional fees                                                           33
  Other                                                                        6
                                                                           -----
     Total expenses                                                          369
  Expenses reimbursed                                                       (234)
                                                                           -----
     Net expenses                                                            135
                                                                           -----

NET INVESTMENT INCOME                                                      $   1
                                                                           =====

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited), and year ended
May 31, 2012

--------------------------------------------------------------------------------

                                                       11/30/2012      5/31/2012
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                  $      1      $       1
                                                         -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        (1)            (1)
                                                         -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                31,587        113,686
  Reinvested dividends                                          1              2
  Cost of shares redeemed                                 (32,372)      (122,616)
                                                         -----------------------
    Decrease in net assets from capital
      share transactions                                     (784)        (8,928)
                                                         -----------------------
  Net decrease in net assets                                 (784)        (8,928)

NET ASSETS
  Beginning of period                                     150,266        159,194
                                                         -----------------------
  End of period                                          $149,482      $ 150,266
                                                         -----------------------
CHANGE IN SHARES OUTSTANDING
  Shares sold                                              31,587        113,686
  Shares issued for dividends reinvested                        1              2
  Shares redeemed                                         (32,372)      (122,616)
                                                         -----------------------
    Decrease in shares outstanding                           (784)        (8,928)
                                                         =======================

See accompanying notes to financial statements.

================================================================================

12  | USAA TREASURY MONEY MARKET TRUST

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

    these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost, which approximates market value.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

14  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the six-month period ended November 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

================================================================================

16  | USAA TREASURY MONEY MARKET TRUST

================================================================================

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2012, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2013, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2012, the Fund incurred management fees, paid or payable to the Manager, of $94,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2012, the Fund

================================================================================

18  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    incurred administration and servicing fees, paid or payable to the Manager, of $75,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2012, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended November 30, 2012, the Fund incurred reimbursable expenses of $234,000, of which $3,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $93,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                           PERIOD ENDED
                           NOVEMBER 30,                                 YEAR ENDED MAY 31,
                           -------------------------------------------------------------------------------------------------
                               2012             2012             2011             2010                  2009            2008
                           -------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period      $   1.00         $   1.00         $   1.00         $   1.00              $   1.00        $   1.00
                           -------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income         .00(a)           .00(a)           .00(a)           .00(a)                .01             .03
Less distributions from:
  Net investment income        (.00)(a)         (.00)(a)         (.00)(a)         (.00)(a)              (.01)           (.03)
                           -------------------------------------------------------------------------------------------------
Net asset value at
  end of period            $   1.00         $   1.00         $   1.00         $   1.00              $   1.00        $   1.00
                           =================================================================================================
Total return (%)*               .00(b),(c)       .00(b),(c)       .00(b),(c)       .00(b),(c),(d)        .50(b)         3.32
Net assets at end
  of period (000)          $149,482         $150,266         $159,194         $171,758              $227,170        $219,467
Ratios to average
  net assets:**
  Expenses (%)(e)               .18(b),(f)       .08(b)           .16(b)           .14(b),(d)            .31(b)          .43
  Expenses, excluding
    reimbursements (%)          .49(b),(f)       .48(b)           .48(b)           .45(b),(d)            .44(b)          .43
Net investment income (%)       .00(c),(f)       .00(c)           .00(c)           .00(c)                .46            3.21

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $149,456,000.
(a) Represents less than $0.01 per share.
(b) Effective December 1, 2008, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(c) Represents less than 0.01%.
(d) During the year ended May 31, 2010, SAS reimbursed the Fund $8,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

20  | USAA TREASURY MONEY MARKET TRUST

================================================================================

EXPENSE EXAMPLE

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2012, through November 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  21

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                     BEGINNING         ENDING          DURING PERIOD*
                                   ACCOUNT VALUE    ACCOUNT VALUE      JUNE 1, 2012 -
                                   JUNE 1, 2012   NOVEMBER 30, 2012  NOVEMBER 30, 2012
                                   ---------------------------------------------------
Actual                               $1,000.00        $1,000.00            $0.90

Hypothetical
  (5% return before expenses)         1,000.00         1,024.17             0.91

* Expenses are equal to the Fund's annualized expense ratio of 0.18%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.00% for the six-month period of June 1, 2012, through November 30, 2012.

================================================================================

22  | USAA TREASURY MONEY MARKET TRUST

================================================================================

TRUSTEES                        Daniel S. McNamara
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Paul L. McNamara
                                Patrick T. Bannigan*

                                *Effective October 31, 2012, Patrick T. Bannigan
                                 resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND               USAA Asset Management Company
INVESTMENT ADVISER              P.O. Box 659453
                                San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                 USAA Investment Management Company
DISTRIBUTOR                     P.O. Box 659453
                                San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                  USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                   State Street Bank and Trust Company
ACCOUNTING AGENT                P.O. Box 1713
                                Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                     Ernst & Young LLP
REGISTERED PUBLIC               100 West Houston St., Suite 1800
ACCOUNTING FIRM                 San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                     Under "My Accounts" on
SELF-SERVICE 24/7               usaa.com select "Investments,"
AT USAA.COM                     then "Mutual Funds"

OR CALL                         Under "Investments" view
(800) 531-USAA                  account balances, or click
        (8722)                  "I want to...," and select
                                the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   23416-0113                                (C)2013, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:
          01/28/2013
          -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      01/30/2013
          -------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:
          01/29/2013
          -------------------------------


*Print the name and title of each signing officer under his or her signature.